Cash and Deposits with Banks - Summary of Cash and Deposits with Banks (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Cash [abstract]
Cash	¥ 844,886	¥ 1,062,952
Deposits with banks	61,626,567	56,700,489
Total cash and deposits with banks	¥ 62,471,453	¥ 57,763,441	¥ 54,696,069